DEBT (Details) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 CNY	Mar. 31, 2012 Five-year bank credit facility CNY	Dec. 31, 2012 Five-year bank credit facility CNY	Dec. 31, 2012 Five-year bank credit facility	Dec. 31, 2014 Five-year bank credit facility CNY	Sep. 30, 2012 Three-year revolving bank credit facility CNY	Dec. 31, 2014 Three-year revolving bank credit facility CNY	Dec. 31, 2013 Three-year revolving bank credit facility CNY	Dec. 31, 2012 Three-year revolving bank credit facility CNY	Dec. 31, 2012 Thirty-month bank credit facility USD ($)	Dec. 31, 2013 Thirty-month bank credit facility USD ($)	Nov. 30, 2014 One-year entrusted loan CNY	Jan. 31, 2014 One-year entrusted loan CNY	Dec. 31, 2013 One-year entrusted loan CNY
Debt
Term of debt instrument		5 years				3 years				30 months				1 year
Line of credit facility maximum borrowing capacity		500,000				300,000		500,000		$ 10,000
Line of credit facility, letter of guarantee amount							700
Line of credit draw down amount	1,000		1,000
Line of credit draw down amount							0	104,540	0		200		300,000
Repayment of line of credit facility	1,000		1,000
Repayment of line of credit facility							0	104,540	0		200	300,000
Line of credit facility expired			100,000
Line of credit facility available for future borrowing					399,000		499,300
Line of credit facility weighted average interest rate (as a percent)				6.90%				6.00%			3.54%
Line of credit facility weighted average interest rate										twelve-month London Interbank Offered Rate
Percentage points added to the reference rate										2.70%
Short term debt maximum borrowing capacity														300,000
Interest rate (as a percent)														5.40%